Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 11,827	$ 10,679
Due to container investors, net	19,097	17,985
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	7,571	7,639
Prepaid expenses and other current assets	105	42
Accounts payable and accrued expenses	(406)	(375)
Due from to related party	$ 7,270	$ 7,306